UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022—March 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2023
Vanguard PRIMECAP Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
PRIMECAP Fund
Investor Shares	$1,000.00	$1,175.60	$2.06
Admiral™ Shares	1,000.00	1,176.00	1.68
Based on Hypothetical 5% Yearly Return
PRIMECAP Fund
Investor Shares	$1,000.00	$1,023.04	$1.92
Admiral Shares	1,000.00	1,023.39	1.56
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

PRIMECAP Fund
Fund Allocation
As of March 31, 2023
Communication Services	6.2%
Consumer Discretionary	11.6
Consumer Staples	0.4
Energy	2.3
Financials	6.7
Health Care	31.1
Industrials	14.1
Information Technology	26.2
Materials	1.4
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

PRIMECAP Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.1%)
Communication Services (6.0%)
*	Alphabet Inc. Class A	11,851,340	1,229,339
*	Baidu Inc. ADR	5,414,548	817,164
*	Alphabet Inc. Class C	6,833,320	710,665
*	Walt Disney Co.	4,048,105	405,337
	Activision Blizzard Inc.	3,950,000	338,080
*	Meta Platforms Inc. Class A	527,300	111,756
*	Charter Communications Inc. Class A	195,400	69,877
*	T-Mobile US Inc.	349,440	50,613
*	Live Nation Entertainment Inc.	511,800	35,826
*	Netflix Inc.	78,500	27,120
*	Altice USA Inc. Class A	1,001,500	3,425
	Comcast Corp. Class A	51,000	1,933
*	Roblox Corp. Class A	23,250	1,046
	Electronic Arts Inc.	5,700	687
	Nintendo Co. Ltd.	17,500	680
			3,803,548
Consumer Discretionary (11.3%)
*	Tesla Inc.	6,275,800	1,301,977
	Sony Group Corp. ADR	13,800,645	1,251,028
*	Alibaba Group Holding Ltd. ADR	9,903,277	1,011,917
	Ross Stores Inc.	7,889,800	837,344
	TJX Cos. Inc.	8,506,300	666,554
*,1	Mattel Inc.	27,302,838	502,645
[1]	Whirlpool Corp.	2,993,302	395,176
*	Amazon.com Inc.	3,075,500	317,668
*	Royal Caribbean Cruises Ltd.	2,585,047	168,804
	Bath & Body Works Inc.	3,528,014	129,055
*	Flutter Entertainment plc (XDUB)	531,171	95,846
	Marriott International Inc. Class A	451,410	74,952
	Hilton Worldwide Holdings Inc.	423,766	59,696
	eBay Inc.	1,247,990	55,373
	Restaurant Brands International Inc.	808,900	54,310
	McDonald's Corp.	191,800	53,629
*	Burlington Stores Inc.	217,700	43,997
*	Victoria's Secret & Co.	1,177,271	40,204
*	Las Vegas Sands Corp.	522,300	30,006
	Lowe's Cos. Inc.	125,000	24,996
		Shares	Market Value• ($000)
	MGM Resorts International	552,000	24,520
*	Carnival Corp.	2,054,065	20,849
*	Ulta Beauty Inc.	21,000	11,459
*	O'Reilly Automotive Inc.	11,000	9,339
*	AutoZone Inc.	2,750	6,760
			7,188,104
Consumer Staples (0.4%)
	Sysco Corp.	1,370,300	105,828
*	Dollar Tree Inc.	661,600	94,973
	Altria Group Inc.	612,900	27,348
	Mowi ASA	417,100	7,715
	Constellation Brands Inc. Class A	25,700	5,805
[2]	Haleon plc ADR	548,000	4,461
	Dollar General Corp.	20,400	4,293
	Philip Morris International Inc.	43,300	4,211
			254,634
Energy (2.2%)
	Hess Corp.	4,863,510	643,637
	Pioneer Natural Resources Co.	2,294,300	468,588
	EOG Resources Inc.	1,690,900	193,828
*	Transocean Ltd. (XNYS)	11,761,373	74,802
	Schlumberger NV	694,100	34,080
			1,414,935
Financials (6.5%)
	Wells Fargo & Co.	29,529,657	1,103,819
	Visa Inc. Class A	2,296,700	517,814
	JPMorgan Chase & Co.	3,797,800	494,891
	Marsh & McLennan Cos. Inc.	2,938,815	489,460
	Raymond James Financial Inc.	4,278,223	399,030
	Bank of America Corp.	8,983,132	256,918
	Fidelity National Information Services Inc.	2,754,100	149,630
	Progressive Corp.	887,210	126,924
	CME Group Inc.	620,068	118,755
	Mastercard Inc. Class A	308,300	112,039
	Citigroup Inc.	1,959,200	91,867
	Northern Trust Corp.	975,200	85,944
*	PayPal Holdings Inc.	903,500	68,612
	Goldman Sachs Group Inc.	150,000	49,067
	Charles Schwab Corp.	885,414	46,378
4

PRIMECAP Fund
		Shares	Market Value• ($000)
	Discover Financial Services	182,525	18,041
	Morgan Stanley	205,000	17,999
	US Bancorp	414,900	14,957
			4,162,145
Health Care (30.2%)
	Eli Lilly & Co.	14,686,358	5,043,589
*,1	Biogen Inc.	9,005,701	2,503,855
	Amgen Inc.	9,096,655	2,199,116
	AstraZeneca plc ADR	26,237,488	1,821,144
*	Boston Scientific Corp.	26,418,844	1,321,735
	Thermo Fisher Scientific Inc.	2,180,129	1,256,561
	Novartis AG ADR	10,055,605	925,116
	Bristol-Myers Squibb Co.	11,819,323	819,197
*	BioMarin Pharmaceutical Inc.	6,604,288	642,201
*,2	BeiGene Ltd. ADR	2,297,790	495,243
	Roche Holding AG	1,707,013	487,766
	Zimmer Biomet Holdings Inc.	2,379,000	307,367
	Abbott Laboratories	2,486,585	251,792
	GSK plc ADR	6,786,850	241,476
	CVS Health Corp.	2,247,040	166,978
*	Elanco Animal Health Inc. (XNYS)	15,970,618	150,124
	Agilent Technologies Inc.	771,606	106,744
	Stryker Corp.	357,850	102,155
	Sanofi ADR	945,160	51,436
	Medtronic plc	620,160	49,997
[3]	Siemens Healthineers AG	846,477	48,801
*	IQVIA Holdings Inc.	215,084	42,778
	Danaher Corp.	167,402	42,192
*	Edwards Lifesciences Corp.	492,100	40,711
	Alcon Inc.	431,477	30,436
*	Seagen Inc.	110,256	22,324
*	Waters Corp.	27,880	8,633
	UnitedHealth Group Inc.	8,685	4,104
	Humana Inc.	5,576	2,707
*	Zimvie Inc.	209,923	1,518
			19,187,796
Industrials (13.7%)
	FedEx Corp.	8,800,958	2,010,931
	Siemens AG (Registered)	7,930,310	1,284,741
	Southwest Airlines Co.	25,729,948	837,253
	Airbus SE	4,524,737	604,358
*	United Airlines Holdings Inc.	12,332,333	545,706
	Caterpillar Inc.	1,937,508	443,379
*	Delta Air Lines Inc.	11,355,680	396,540
	United Parcel Service Inc. Class B (XNYS)	1,928,970	374,201
	Union Pacific Corp.	1,755,500	353,312
*	American Airlines Group Inc.	19,302,113	284,706
	TransDigm Group Inc.	343,916	253,483
	Textron Inc.	3,410,000	240,848
*	Alaska Air Group Inc.	3,600,130	151,061
	Carrier Global Corp.	3,220,300	147,329
	General Dynamics Corp.	532,750	121,579
		Shares	Market Value• ($000)
	Otis Worldwide Corp.	1,372,260	115,819
	CSX Corp.	3,222,000	96,467
	JB Hunt Transport Services Inc.	515,900	90,520
	Rockwell Automation Inc.	171,000	50,180
	Deere & Co.	110,120	45,466
	Honeywell International Inc.	228,300	43,633
	Raytheon Technologies Corp.	387,070	37,906
	nVent Electric plc	880,400	37,804
	L3Harris Technologies Inc.	189,000	37,089
	AMETEK Inc.	221,000	32,118
*	Ryanair Holdings plc ADR	250,000	23,572
*	Lyft Inc. Class A	2,142,900	19,865
*	WillScot Mobile Mini Holdings Corp.	371,700	17,425
	Norfolk Southern Corp.	40,400	8,565
*	Uber Technologies Inc.	114,850	3,641
			8,709,497
Information Technology (25.4%)
	Texas Instruments Inc.	11,255,162	2,093,573
	Microsoft Corp.	6,841,410	1,972,378
*	Adobe Inc.	4,462,557	1,719,736
	KLA Corp.	3,791,230	1,513,345
	Micron Technology Inc.	24,275,784	1,464,801
	Intel Corp.	41,212,418	1,346,410
	Oracle Corp.	9,269,770	861,347
	Intuit Inc.	1,256,400	560,141
	NetApp Inc.	8,563,411	546,774
	NVIDIA Corp.	1,874,030	520,549
	Analog Devices Inc.	2,595,690	511,922
	QUALCOMM Inc.	3,468,196	442,472
	HP Inc.	13,185,546	386,996
*	Splunk Inc.	3,928,158	376,632
	Hewlett Packard Enterprise Co.	17,753,982	282,821
	Apple Inc.	1,610,000	265,489
	Telefonaktiebolaget LM Ericsson ADR	40,512,241	236,997
	Cisco Systems Inc.	4,371,279	228,509
	Applied Materials Inc.	1,368,800	168,130
	Entegris Inc.	1,835,622	150,539
	Corning Inc.	3,990,600	140,788
*	Autodesk Inc.	424,200	88,301
*	Palo Alto Networks Inc.	325,900	65,095
*,2	BlackBerry Ltd.	9,975,500	45,488
*	Western Digital Corp.	1,180,000	44,451
	Teradyne Inc.	339,100	36,457
*	Keysight Technologies Inc.	184,000	29,712
*	Salesforce Inc.	103,500	20,677
*	VMware Inc. Class A	120,000	14,982
	Dell Technologies Inc. Class C	274,000	11,017
	Marvell Technology Inc.	247,900	10,734
*	Fortinet Inc.	68,005	4,520
	Infineon Technologies AG ADR	75,000	3,072
*	Arista Networks Inc.	4,000	671
*	Okta Inc.	5,000	431
*	Unity Software Inc.	7,850	255
*	RingCentral Inc. Class A	6,000	184
			16,166,396

5

PRIMECAP Fund
		Shares	Market Value• ($000)
Materials (1.4%)
	Glencore plc	37,983,549	218,565
	Albemarle Corp.	882,935	195,164
	DuPont de Nemours Inc.	2,000,656	143,587
	Linde plc	259,300	92,166
	Freeport-McMoRan Inc.	2,148,900	87,911
	Corteva Inc.	1,219,216	73,531
	Dow Inc.	1,339,817	73,449
			884,373
Total Common Stocks (Cost $25,036,824)			61,771,428
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.839% (Cost $1,737,521)	17,380,173	1,737,844
Total Investments (99.9%) (Cost $26,774,345)			63,509,272
Other Assets and Liabilities—Net (0.1%)			85,938
Net Assets (100%)			63,595,210
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,996,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $48,801,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $10,648,000 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,826,545)	58,369,752
Affiliated Issuers (Cost $2,947,800)	5,139,520
Total Investments in Securities	63,509,272
Investment in Vanguard	2,231
Cash	4,567
Receivables for Investment Securities Sold	71,043
Receivables for Accrued Income	70,418
Receivables for Capital Shares Issued	15,747
Total Assets	63,673,278
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $0)	51
Payables for Investment Securities Purchased	25,500
Collateral for Securities on Loan	10,648
Payables to Investment Advisor	28,653
Payables for Capital Shares Redeemed	9,566
Payables to Vanguard	3,650
Total Liabilities	78,068
Net Assets	63,595,210
1 Includes $9,996,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	24,824,208
Total Distributable Earnings (Loss)	38,771,002
Net Assets	63,595,210

Investor Shares—Net Assets
Applicable to 34,865,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,710,719
Net Asset Value Per Share—Investor Shares	$135.11

Admiral Shares—Net Assets
Applicable to 420,688,666 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	58,884,491
Net Asset Value Per Share—Admiral Shares	$139.97

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	495,991
Dividends—Affiliated Issuers	10,462
Interest—Unaffiliated Issuers	—
Interest—Affiliated Issuers	31,176
Securities Lending—Net	77
Total Income	537,706
Expenses
Investment Advisory Fees—Note B	56,508
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,384
Management and Administrative—Admiral Shares	34,771
Marketing and Distribution—Investor Shares	85
Marketing and Distribution—Admiral Shares	823
Custodian Fees	1,228
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—Admiral Shares	95
Trustees’ Fees and Expenses	13
Other Expenses	6
Total Expenses	97,946
Expenses Paid Indirectly	(2)
Net Expenses	97,944
Net Investment Income	439,762
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	4
Investment Securities Sold—Unaffiliated Issuers	2,010,342
Investment Securities Sold—Affiliated Issuers	141
Foreign Currencies	4
Realized Net Gain (Loss)	2,010,491
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	7,198,451
Investment Securities—Affiliated Issuers	75,994
Foreign Currencies	616
Change in Unrealized Appreciation (Depreciation)	7,275,061
Net Increase (Decrease) in Net Assets Resulting from Operations	9,725,314
1	Dividends are net of foreign withholding taxes of $15,698,000.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	439,762	694,417
Realized Net Gain (Loss)	2,010,491	5,251,839
Change in Unrealized Appreciation (Depreciation)	7,275,061	(17,464,208)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,725,314	(11,517,952)
Distributions
Investor Shares	(408,795)	(553,707)
Admiral Shares	(5,062,138)	(6,487,189)
Total Distributions	(5,470,933)	(7,040,896)
Capital Share Transactions
Investor Shares	143,348	(197,112)
Admiral Shares	3,356,514	659,600
Net Increase (Decrease) from Capital Share Transactions	3,499,862	462,488
Total Increase (Decrease)	7,754,243	(18,096,360)
Net Assets
Beginning of Period	55,840,967	73,937,327
End of Period	63,595,210	55,840,967

See accompanying Notes, which are an integral part of the Financial Statements.
9

PRIMECAP Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$126.26	$168.72	$142.86	$133.12	$147.61	$126.84
Investment Operations
Net Investment Income[1]	.912	1.456	1.183	1.745	1.715	1.474
Net Realized and Unrealized Gain (Loss) on Investments	20.377	(27.430)	39.134	17.947	(6.495)	26.529
Total from Investment Operations	21.289	(25.974)	40.317	19.692	(4.780)	28.003
Distributions
Dividends from Net Investment Income	(1.549)	(1.150)	(1.542)	(1.690)	(1.470)	(1.400)
Distributions from Realized Capital Gains	(10.890)	(15.336)	(12.915)	(8.262)	(8.240)	(5.833)
Total Distributions	(12.439)	(16.486)	(14.457)	(9.952)	(9.710)	(7.233)
Net Asset Value, End of Period	$135.11	$126.26	$168.72	$142.86	$133.12	$147.61
Total Return[2]	17.56%	-17.25%	29.74%	15.05%	-2.41%	22.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,711	$4,243	$5,878	$5,697	$6,095	$7,126
Ratio of Total Expenses to Average Net Assets	0.38%[3]	0.38%[3]	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.36%	0.95%	0.73%	1.31%	1.32%	1.08%
Portfolio Turnover Rate	3%	3%	5%	6%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

PRIMECAP Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$130.87	$174.92	$148.12	$138.02	$153.09	$131.45
Investment Operations
Net Investment Income[1]	.997	1.621	1.345	1.920	1.880	1.622
Net Realized and Unrealized Gain (Loss) on Investments	21.110	(28.426)	40.564	18.600	(6.756)	27.508
Total from Investment Operations	22.107	(26.805)	41.909	20.520	(4.876)	29.130
Distributions
Dividends from Net Investment Income	(1.718)	(1.343)	(1.716)	(1.853)	(1.647)	(1.444)
Distributions from Realized Capital Gains	(11.289)	(15.902)	(13.393)	(8.567)	(8.547)	(6.046)
Total Distributions	(13.007)	(17.245)	(15.109)	(10.420)	(10.194)	(7.490)
Net Asset Value, End of Period	$139.97	$130.87	$174.92	$148.12	$138.02	$153.09
Total Return[2]	17.60%	-17.19%	29.83%	15.13%	-2.34%	22.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,884	$51,598	$68,059	$58,626	$57,177	$62,361
Ratio of Total Expenses to Average Net Assets	0.31%[3]	0.31%[3]	0.31%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.02%	0.80%	1.39%	1.39%	1.15%
Portfolio Turnover Rate	3%	3%	5%	6%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

PRIMECAP Fund
Notes to Financial Statements
Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

PRIMECAP Fund
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread.  However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
13

PRIMECAP Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $2,231,000, representing less than 0.01% of the fund’s net assets and 0.89% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
14

PRIMECAP Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,022,956	2,748,472	—	61,771,428
Temporary Cash Investments	1,737,844	—	—	1,737,844
Total	60,760,800	2,748,472	—	63,509,272
F.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,781,351
Gross Unrealized Appreciation	38,847,614
Gross Unrealized Depreciation	(2,119,693)
Net Unrealized Appreciation (Depreciation)	36,727,921
G.	During the six months ended March 31, 2023, the fund purchased $1,633,426,000 of investment securities and sold $3,398,591,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	116,316	857	229,327	1,457
Issued in Lieu of Cash Distributions	388,809	3,083	527,986	3,387
Redeemed	(361,777)	(2,681)	(954,425)	(6,080)
Net Increase (Decrease)—Investor Shares	143,348	1,259	(197,112)	(1,236)
15

PRIMECAP Fund
	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	949,014	7,009	1,600,922	10,130
Issued in Lieu of Cash Distributions	4,730,924	36,219	6,077,212	37,637
Redeemed	(2,323,424)	(16,802)	(7,018,534)	(42,598)
Net Increase (Decrease)—Admiral Shares	3,356,514	26,426	659,600	5,169
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Biogen Inc.	2,381,790	24,556	933	208	98,234	—	—	2,503,855
Mattel Inc.	517,760	—	674	(83)	(14,358)	—	—	502,645
Vanguard Market Liquidity Fund	1,696,764	NA1	NA1	143	202	31,176	4	1,737,844
Whirlpool Corp.	403,733	1,025	1,372	(127)	(8,084)	10,462	—	395,176
Total	5,000,047	25,581	2,979	141	75,994	41,638	4	5,139,520
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q592 052023

Semiannual Report  |  March 31, 2023
Vanguard Target Retirement Funds
Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$1,081.20	$0.42
Target Retirement 2020 Fund	$1,000.00	$1,099.80	$0.42
Target Retirement 2025 Fund	$1,000.00	$1,116.30	$0.42
Target Retirement 2030 Fund	$1,000.00	$1,128.70	$0.42
Target Retirement 2035 Fund	$1,000.00	$1,138.30	$0.43
Target Retirement 2040 Fund	$1,000.00	$1,149.10	$0.43
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2020 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2025 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2030 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2035 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2040 Fund	$1,000.00	$1,024.53	$0.40
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, and 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Target Retirement Income Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Bond Market II Index Fund Investor Shares	37.0%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	17.6
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.8
Vanguard Total International Bond II Index Fund Institutional Shares	16.4
Vanguard Total International Stock Index Fund Investor Shares	12.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (17.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	34,656,534	6,459,631
International Stock Fund (12.0%)
	Vanguard Total International Stock Index Fund Investor Shares	252,051,681	4,468,876
U.S. Bond Funds (53.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,418,180,287	13,614,531
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	258,380,454	6,185,628
			19,800,159
International Bond Fund (16.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	228,769,398	6,012,060
Total Investment Companies (Cost $33,297,951)			36,740,726
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $469,974)	4,701,485	470,102
Total Investments (100.0%) (Cost $33,767,925)			37,210,828
Other Assets and Liabilities—Net (0.0%)			(3,755)
Net Assets (100%)			37,207,073
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	1,903	218,696	5,624
E-mini S&P 500 Index	June 2023	1,299	268,747	15,758
				21,382

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $33,767,925)	37,210,828
Cash	4
Cash Collateral Pledged—Futures Contracts	18,837
Receivables for Investment Securities Sold	22,440
Receivables for Accrued Income	47,020
Receivables for Capital Shares Issued	11,686
Variation Margin Receivable—Futures Contracts	4,405
Total Assets	37,315,220
Liabilities
Payables for Investment Securities Purchased	47,028
Payables for Capital Shares Redeemed	61,119
Total Liabilities	108,147
Net Assets	37,207,073
At March 31, 2023, net assets consisted of:

Paid-in Capital	33,607,211
Total Distributable Earnings (Loss)	3,599,862
Net Assets	37,207,073

Net Assets
Applicable to 2,926,251,251 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,207,073
Net Asset Value Per Share	$12.71
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	496,557
Net Investment Income—Note B	496,557
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold[1]	120,742
Futures Contracts	(30,129)
Realized Net Gain (Loss)	90,614
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,259,646
Futures Contracts	64,698
Change in Unrealized Appreciation (Depreciation)	2,324,344
Net Increase (Decrease) in Net Assets Resulting from Operations	2,911,515
1	Includes $52,086,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	496,557	682,240
Realized Net Gain (Loss)	90,614	367,744
Change in Unrealized Appreciation (Depreciation)	2,324,344	(5,178,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,911,515	(4,128,056)
Distributions
Total Distributions	(750,225)	(1,512,703)
Capital Share Transactions
Issued	1,583,088	4,128,690
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement Income Fund—Note G	—	8,507,454
Issued in Connection with Acquisition of Vanguard Target Retirement 2015 Fund—Note G	—	17,151,053
Issued in Lieu of Cash Distributions	725,501	1,422,170
Redeemed	(3,784,759)	(5,368,260)
Net Increase (Decrease) from Capital Share Transactions	(1,476,170)	25,841,107
Total Increase (Decrease)	685,120	20,200,348
Net Assets
Beginning of Period	36,521,953	16,321,605
End of Period	37,207,073	36,521,953
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.00	$15.24	$14.54	$13.85	$13.52	$13.46
Investment Operations
Net Investment Income[1]	.167	.380	.278	.308	.341	.334
Capital Gain Distributions Received[1]	.000[2]	.017	.056	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	.797	(2.381)	.887	.696	.533	.107
Total from Investment Operations	.964	(1.984)	1.221	1.004	.874	.442
Distributions
Dividends from Net Investment Income	(.208)	(.382)	(.256)	(.297)	(.352)	(.327)
Distributions from Realized Capital Gains	(.046)	(.874)	(.265)	(.017)	(.192)	(.055)
Total Distributions	(.254)	(1.256)	(.521)	(.314)	(.544)	(.382)
Net Asset Value, End of Period	$12.71	$12.00	$15.24	$14.54	$13.85	$13.52
Total Return[3]	8.12%	-14.19%	8.48%	7.35%	6.75%	3.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,207	$36,522	$16,322	$17,576	$16,984	$16,613
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.82%	1.84%	2.19%	2.54%	2.47%
Portfolio Turnover Rate	2%[5]	19%[5]	6%	17%	10%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement Income Fund on February 11, 2022, the AFFE was 0.12% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis and remained 0.08% following the acquisition of Vanguard Target Retirement 2015 Fund on July 8, 2022. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement Income Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,782,102
Gross Unrealized Appreciation	5,406,141
Gross Unrealized Depreciation	(1,956,033)
Net Unrealized Appreciation (Depreciation)	3,450,108

Target Retirement Income Fund
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	126,703	308,419
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement Income Fund—Note G	—	610,729
Issued in Connection with Acquisition of Vanguard Target Retirement 2015 Fund—Note G	—	1,349,414
Issued in Lieu of Cash Distributions	59,166	102,470
Redeemed	(304,061)	(397,574)
Net Increase (Decrease) in Shares Outstanding	(118,192)	1,973,458
G.  On February 11, 2022, the Vanguard Target Retirement Income Fund acquired all the net assets of Vanguard Institutional Target Retirement Income Fund (the “Institutional Target Retirement Income Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 610,729,000 shares of Vanguard Target Retirement Income Fund for the 358,209,000 shares of the Institutional Target Retirement Income Fund outstanding on February 11, 2022. The Institutional Target Retirement Income Fund's net assets of $8,507,454,000, including $918,723,000 of unrealized appreciation, were combined with Vanguard Target Retirement Income Fund's net assets of $15,628,555,000, resulting in combined net assets of $24,136,009,000 on February 11, 2022.
On July 8, 2022, the Vanguard Target Retirement Income Fund acquired all the net assets of Vanguard Target Retirement 2015 Fund (the “Target Retirement 2015 Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in December 2021. The acquisition was accomplished by a tax-free exchange of 1,349,414,000 shares of Vanguard Target Retirement Income Fund for the 1,369,892,000 shares of the Target Retirement 2015 Fund outstanding on July 8, 2022. The Target Retirement 2015 Fund's net assets of $17,151,053,000, including $1,731,772,000 of unrealized appreciation, were combined with Vanguard Target Retirement Income Fund's net assets of $22,160,053,000, resulting in combined net assets of $39,311,106,000 on July 8, 2022.

Target Retirement Income Fund
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	446,308	NA2	NA2	9	81	9,047	1	470,102
Vanguard Short-Term Inflation-Protected Securities Index Fund	6,232,081	180,625	294,614	(10,084)	77,620	145,476	—	6,185,628
Vanguard Total Bond Market II Index Fund	13,535,615	425,459	809,185	(64,719)	527,361	184,069	—	13,614,531
Vanguard Total International Bond II Index Fund	5,936,226	41,480	131,191	(9,963)	175,508	41,480	—	6,012,060
Vanguard Total International Stock Index Fund	4,191,103	75,574	639,044	2,136	839,107	61,238	—	4,468,876
Vanguard Total Stock Market Index Fund	6,173,767	91,428	648,896	203,363	639,969	55,247	—	6,459,631
Total	36,515,100	814,566	2,522,930	120,742	2,259,646	496,557	1	37,210,828
1	Includes $304,640,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Target Retirement 2020 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Bond Market II Index Fund Investor Shares	32.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	25.5
Vanguard Total International Stock Index Fund Investor Shares	17.2
Vanguard Total International Bond II Index Fund Institutional Shares	14.2
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	11.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2020 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.9%)
U.S. Stock Fund (25.1%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	54,914,073	10,235,434
International Stock Fund (17.0%)
	Vanguard Total International Stock Index Fund Investor Shares	390,866,734	6,930,067
U.S. Bond Funds (42.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,346,165,021	12,923,184
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	185,241,631	4,434,685
			17,357,869
International Bond Fund (14.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	217,894,344	5,726,263
Total Investment Companies (Cost $34,567,741)			40,249,633
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $421,908)	4,220,533	422,011
Total Investments (100.0%) (Cost $34,989,649)			40,671,644
Other Assets and Liabilities—Net (0.0%)			11,857
Net Assets (100%)			40,683,501
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	1,969	226,281	5,689
E-mini S&P 500 Index	June 2023	992	205,233	12,034
				17,723

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $34,989,649)	40,671,644
Cash	25
Cash Collateral Pledged—Futures Contracts	15,550
Receivables for Investment Securities Sold	16,174
Receivables for Accrued Income	43,801
Receivables for Capital Shares Issued	20,096
Variation Margin Receivable—Futures Contracts	3,541
Total Assets	40,770,831
Liabilities
Payables for Investment Securities Purchased	43,807
Payables for Capital Shares Redeemed	43,523
Total Liabilities	87,330
Net Assets	40,683,501
At March 31, 2023, net assets consisted of:

Paid-in Capital	34,350,527
Total Distributable Earnings (Loss)	6,332,974
Net Assets	40,683,501

Net Assets
Applicable to 1,531,107,296 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,683,501
Net Asset Value Per Share	$26.57
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	515,045
Net Investment Income—Note B	515,045
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold[1]	537,703
Futures Contracts	(32,928)
Realized Net Gain (Loss)	504,776
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,774,003
Futures Contracts	64,097
Change in Unrealized Appreciation (Depreciation)	2,838,100
Net Increase (Decrease) in Net Assets Resulting from Operations	3,857,921
1	Includes $159,357,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	515,045	947,441
Realized Net Gain (Loss)	504,776	1,480,701
Change in Unrealized Appreciation (Depreciation)	2,838,100	(9,865,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,857,921	(7,437,392)
Distributions
Total Distributions	(1,915,242)	(4,080,032)
Capital Share Transactions
Issued	1,523,495	3,925,733
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2020 Fund—Note G	—	27,887,495
Issued in Lieu of Cash Distributions	1,876,939	3,912,325
Redeemed	(4,494,386)	(9,745,997)
Net Increase (Decrease) from Capital Share Transactions	(1,093,952)	25,979,556
Total Increase (Decrease)	848,727	14,462,132
Net Assets
Beginning of Period	39,834,774	25,372,642
End of Period	40,683,501	39,834,774
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.37	$36.04	$33.79	$32.24	$32.14	$31.19
Investment Operations
Net Investment Income[1]	.333	.725	.613	.713	.778	.729
Capital Gain Distributions Received[1]	.000[2]	.033	.110	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	2.131	(5.358)	3.680	1.987	.736	1.079
Total from Investment Operations	2.464	(4.600)	4.403	2.700	1.514	1.810
Distributions
Dividends from Net Investment Income	(.654)	(.789)	(.554)	(.789)	(.745)	(.631)
Distributions from Realized Capital Gains	(.610)	(5.281)	(1.599)	(.361)	(.669)	(.229)
Total Distributions	(1.264)	(6.070)	(2.153)	(1.150)	(1.414)	(.860)
Net Asset Value, End of Period	$26.57	$25.37	$36.04	$33.79	$32.24	$32.14
Total Return[3]	9.98%	-15.83%	13.37%	8.51%	5.29%	5.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,684	$39,835	$25,373	$31,887	$32,790	$33,114
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.48%	1.73%	2.21%	2.51%	2.30%
Portfolio Turnover Rate	2%[5]	14%[5]	5%	19%	13%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2020 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2020 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2020 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,010,297
Gross Unrealized Appreciation	7,840,449
Gross Unrealized Depreciation	(2,161,379)
Net Unrealized Appreciation (Depreciation)	5,679,070
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	57,893	132,504
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2020 Fund—Note G	—	937,710
Issued in Lieu of Cash Distributions	74,364	126,123
Redeemed	(171,570)	(329,983)
Net Increase (Decrease) in Shares Outstanding	(39,313)	866,354

Target Retirement 2020 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2020 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2020 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 937,710,000 shares of Vanguard Target Retirement 2020 Fund for the 1,085,539,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $27,887,495,000, including $4,980,181,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2020 Fund's net assets of $23,510,659,000, resulting in combined net assets of $51,398,154,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	500,087	NA2	NA2	9	86	8,881	1	422,011
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,373,617	189,585	175,638	(6,831)	53,952	103,970	—	4,434,685
Vanguard Total Bond Market II Index Fund	12,595,113	397,915	506,438	(15,480)	452,074	176,676	—	12,923,184
Vanguard Total International Bond II Index Fund	5,745,903	39,433	217,622	(27,145)	185,694	39,434	—	5,726,263
Vanguard Total International Stock Index Fund	6,729,370	97,556	1,226,726	87,924	1,241,943	97,558	—	6,930,067
Vanguard Total Stock Market Index Fund	9,880,354	88,527	1,072,927	499,226	840,254	88,526	—	10,235,434
Total	39,824,444	813,016	3,199,351	537,703	2,774,003	515,045	1	40,671,644
1	Includes $708,970,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Target Retirement 2025 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	33.2%
Vanguard Total Bond Market II Index Fund Investor Shares	28.2
Vanguard Total International Stock Index Fund Investor Shares	22.4
Vanguard Total International Bond II Index Fund Institutional Shares	12.2
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	4.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2025 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (32.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	130,984,543	24,414,209
International Stock Fund (22.2%)
	Vanguard Total International Stock Index Fund Investor Shares	929,910,769	16,487,318
U.S. Bond Funds (31.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,165,761,541	20,791,311
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	122,762,157	2,938,926
			23,730,237
International Bond Fund (12.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	342,932,241	9,012,259
Total Investment Companies (Cost $60,541,381)			73,644,023
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $728,496)	7,287,149	728,642
Total Investments (100.0%) (Cost $61,269,877)			74,372,665
Other Assets and Liabilities—Net (0.0%)			22,086
Net Assets (100%)			74,394,751
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	4,401	505,771	13,064
E-mini S&P 500 Index	June 2023	1,098	227,163	12,978
				26,042

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $61,269,877)	74,372,665
Cash	5
Cash Collateral Pledged—Futures Contracts	22,205
Receivables for Investment Securities Sold	47,332
Receivables for Accrued Income	67,801
Receivables for Capital Shares Issued	59,558
Variation Margin Receivable—Futures Contracts	4,683
Total Assets	74,574,249
Liabilities
Payables for Investment Securities Purchased	67,803
Payables for Capital Shares Redeemed	111,695
Total Liabilities	179,498
Net Assets	74,394,751
At March 31, 2023, net assets consisted of:

Paid-in Capital	60,747,048
Total Distributable Earnings (Loss)	13,647,703
Net Assets	74,394,751

Net Assets
Applicable to 4,235,997,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	74,394,751
Net Asset Value Per Share	$17.56
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	849,654
Net Investment Income—Note B	849,654
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3
Affiliated Funds Sold[1]	301,627
Futures Contracts	(53,516)
Realized Net Gain (Loss)	248,114
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	6,737,669
Futures Contracts	106,689
Change in Unrealized Appreciation (Depreciation)	6,844,358
Net Increase (Decrease) in Net Assets Resulting from Operations	7,942,126
1	Includes $402,345,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	849,654	1,430,621
Realized Net Gain (Loss)	248,114	1,472,838
Change in Unrealized Appreciation (Depreciation)	6,844,358	(17,396,559)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,942,126	(14,493,100)
Distributions
Total Distributions	(2,068,532)	(5,793,135)
Capital Share Transactions
Issued	3,501,817	7,986,116
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2025 Fund—Note G	—	47,651,059
Issued in Lieu of Cash Distributions	2,031,055	5,596,269
Redeemed	(6,398,114)	(12,829,147)
Net Increase (Decrease) from Capital Share Transactions	(865,242)	48,404,297
Total Increase (Decrease)	5,008,352	28,118,062
Net Assets
Beginning of Period	69,386,399	41,268,337
End of Period	74,394,751	69,386,399
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.20	$22.84	$20.56	$19.34	$19.02	$18.25
Investment Operations
Net Investment Income[1]	.200	.413	.362	.438	.464	.419
Capital Gain Distributions Received[1]	.000[2]	.019	.063	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	1.654	(3.761)	2.792	1.292	.390	.807
Total from Investment Operations	1.854	(3.329)	3.217	1.730	.854	1.227
Distributions
Dividends from Net Investment Income	(.368)	(.440)	(.356)	(.471)	(.434)	(.369)
Distributions from Realized Capital Gains	(.126)	(2.871)	(.581)	(.039)	(.100)	(.088)
Total Distributions	(.494)	(3.311)	(.937)	(.510)	(.534)	(.457)
Net Asset Value, End of Period	$17.56	$16.20	$22.84	$20.56	$19.34	$19.02
Total Return[3]	11.63%	-17.53%	15.93%	9.04%	4.89%	6.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74,395	$69,386	$41,268	$46,521	$44,146	$41,860
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.19%	1.63%	2.25%	2.51%	2.24%
Portfolio Turnover Rate	3%[5]	14%[5]	7%	21%	11%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2025 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2025 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2025 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,351,330
Gross Unrealized Appreciation	16,721,405
Gross Unrealized Depreciation	(3,674,028)
Net Unrealized Appreciation (Depreciation)	13,047,377
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	204,310	417,232
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2025 Fund—Note G	—	2,456,240
Issued in Lieu of Cash Distributions	122,574	275,136
Redeemed	(375,001)	(671,433)
Net Increase (Decrease) in Shares Outstanding	(48,117)	2,477,175

Target Retirement 2025 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2025 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2025 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 2,456,240,000 shares of Vanguard Target Retirement 2025 Fund for the 1,719,634,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $47,651,059,000, including $9,248,285,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2025 Fund's net assets of $39,508,070,000, resulting in combined net assets of $87,159,129,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	861,189	NA2	NA2	3	172	16,286	3	728,642
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,333,592	634,405	60,151	(136)	31,216	59,926	—	2,938,926
Vanguard Total Bond Market II Index Fund	19,950,264	774,853	621,789	(11,225)	699,208	280,163	—	20,791,311
Vanguard Total International Bond II Index Fund	8,964,226	77,036	278,278	(30,265)	279,540	62,035	—	9,012,259
Vanguard Total International Stock Index Fund	14,785,436	237,249	1,545,172	(129,378)	3,139,183	225,092	—	16,487,318
Vanguard Total Stock Market Index Fund	22,470,930	206,153	1,323,852	472,628	2,588,350	206,152	—	24,414,209
Total	69,365,637	1,929,696	3,829,242	301,627	6,737,669	849,654	3	74,372,665
1	Includes $1,376,870,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Target Retirement 2030 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	38.1%
Vanguard Total International Stock Index Fund Investor Shares	26.1
Vanguard Total Bond Market II Index Fund Investor Shares	24.9
Vanguard Total International Bond II Index Fund Institutional Shares	10.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2030 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (37.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	163,550,520	30,484,182
International Stock Fund (25.9%)
	Vanguard Total International Stock Index Fund Investor Shares	1,177,961,538	20,885,258
U.S. Bond Fund (24.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,070,474,811	19,876,558
International Bond Fund (10.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	330,028,514	8,673,149
Total Investment Companies (Cost $66,476,062)			79,919,147
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $828,765)	8,290,016	828,919
Total Investments (100.0%) (Cost $67,304,827)			80,748,066
Other Assets and Liabilities—Net (0.0%)			25,228
Net Assets (100%)			80,773,294
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	3,745	430,383	13,278
E-mini S&P 500 Index	June 2023	1,980	409,637	22,654
				35,932

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $67,304,827)	80,748,066
Cash	5
Cash Collateral Pledged—Futures Contracts	30,605
Receivables for Investment Securities Sold	24,727
Receivables for Accrued Income	63,627
Receivables for Capital Shares Issued	89,097
Variation Margin Receivable—Futures Contracts	7,005
Total Assets	80,963,132
Liabilities
Payables for Investment Securities Purchased	83,655
Payables for Capital Shares Redeemed	106,183
Total Liabilities	189,838
Net Assets	80,773,294
At March 31, 2023, net assets consisted of:

Paid-in Capital	66,607,422
Total Distributable Earnings (Loss)	14,165,872
Net Assets	80,773,294

Net Assets
Applicable to 2,436,856,852 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,773,294
Net Asset Value Per Share	$33.15
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	868,040
Net Investment Income—Note B	868,040
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3
Affiliated Funds Sold[1]	436,014
Futures Contracts	(65,455)
Realized Net Gain (Loss)	370,562
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	7,834,232
Futures Contracts	125,975
Change in Unrealized Appreciation (Depreciation)	7,960,207
Net Increase (Decrease) in Net Assets Resulting from Operations	9,198,809
1	Includes $543,653,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	868,040	1,349,350
Realized Net Gain (Loss)	370,562	1,416,136
Change in Unrealized Appreciation (Depreciation)	7,960,207	(18,554,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,198,809	(15,789,413)
Distributions
Total Distributions	(1,883,769)	(5,575,104)
Capital Share Transactions
Issued	5,081,942	10,016,570
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2030 Fund—Note G	—	51,947,425
Issued in Lieu of Cash Distributions	1,854,906	5,417,389
Redeemed	(5,594,141)	(10,847,444)
Net Increase (Decrease) from Capital Share Transactions	1,342,707	56,533,940
Total Increase (Decrease)	8,657,747	35,169,423
Net Assets
Beginning of Period	72,115,547	36,946,124
End of Period	80,773,294	72,115,547
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$30.12	$43.40	$37.63	$35.22	$34.74	$32.93
Investment Operations
Net Investment Income[1]	.361	.730	.679	.782	.830	.754
Capital Gain Distributions Received[1]	.000[2]	.028	.098	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	3.463	(7.291)	6.031	2.495	.486	1.744
Total from Investment Operations	3.824	(6.533)	6.808	3.277	1.316	2.499
Distributions
Dividends from Net Investment Income	(.643)	(.822)	(.661)	(.867)	(.767)	(.670)
Distributions from Realized Capital Gains	(.151)	(5.925)	(.377)	—	(.069)	(.019)
Total Distributions	(.794)	(6.747)	(1.038)	(.867)	(.836)	(.689)
Net Asset Value, End of Period	$33.15	$30.12	$43.40	$37.63	$35.22	$34.74
Total Return[3]	12.87%	-18.42%	18.29%	9.38%	4.15%	7.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,773	$72,116	$36,946	$42,285	$39,114	$35,913
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.13%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.07%	1.62%	2.20%	2.46%	2.22%
Portfolio Turnover Rate	1%[5]	11%[5]	6%	21%	8%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2030 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2030 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2030 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	67,382,425
Gross Unrealized Appreciation	17,255,098
Gross Unrealized Depreciation	(3,853,525)
Net Unrealized Appreciation (Depreciation)	13,401,573
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	157,623	280,621
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2030 Fund—Note G	—	1,421,270
Issued in Lieu of Cash Distributions	59,567	140,931
Redeemed	(174,468)	(299,972)
Net Increase (Decrease) in Shares Outstanding	42,722	1,542,850

Target Retirement 2030 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2030 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2030 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 1,421,270,000 shares of Vanguard Target Retirement 2030 Fund for the 1,801,853,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $51,947,425,000, including $10,095,444,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2030 Fund's net assets of $36,054,289,000, resulting in combined net assets of $88,001,714,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	925,032	NA2	NA2	17	172	17,543	3	828,919
Vanguard Total Bond Market II Index Fund	18,202,037	1,494,482	461,640	(10)	641,689	260,304	—	19,876,558
Vanguard Total International Bond II Index Fund	8,025,494	611,537	194,593	(13,307)	244,018	57,431	—	8,673,149
Vanguard Total International Stock Index Fund	17,780,277	401,981	967,980	(3,919)	3,674,899	278,120	—	20,885,258
Vanguard Total Stock Market Index Fund	27,143,585	426,654	812,744	453,233	3,273,454	254,642	—	30,484,182
Total	72,076,425	2,934,654	2,436,957	436,014	7,834,232	868,040	3	80,748,066
1	Includes $1,561,540,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Target Retirement 2035 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	42.4%
Vanguard Total International Stock Index Fund Investor Shares	29.1
Vanguard Total Bond Market II Index Fund Investor Shares	19.9
Vanguard Total International Bond II Index Fund Institutional Shares	8.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2035 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (41.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	180,233,796	33,593,777
International Stock Fund (28.8%)
	Vanguard Total International Stock Index Fund Investor Shares	1,304,093,854	23,121,584
U.S. Bond Fund (19.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,644,996,582	15,791,967
International Bond Fund (8.5%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	259,512,248	6,819,982
Total Investment Companies (Cost $63,369,545)			79,327,310
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $950,545)	9,508,071	950,712
Total Investments (99.9%) (Cost $64,320,090)			80,278,022
Other Assets and Liabilities—Net (0.1%)			54,085
Net Assets (100%)			80,332,107
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	3,833	440,495	13,196
E-mini S&P 500 Index	June 2023	2,562	530,046	30,126
				43,322

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $64,320,090)	80,278,022
Cash	1
Cash Collateral Pledged—Futures Contracts	37,325
Receivables for Investment Securities Sold	26,000
Receivables for Accrued Income	51,599
Receivables for Capital Shares Issued	103,796
Variation Margin Receivable—Futures Contracts	8,715
Total Assets	80,505,458
Liabilities
Payables for Investment Securities Purchased	86,681
Payables for Capital Shares Redeemed	86,670
Total Liabilities	173,351
Net Assets	80,332,107
At March 31, 2023, net assets consisted of:

Paid-in Capital	63,607,212
Total Distributable Earnings (Loss)	16,724,895
Net Assets	80,332,107

Net Assets
Applicable to 3,918,664,027 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,332,107
Net Asset Value Per Share	$20.50
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	852,740
Net Investment Income—Note B	852,740
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3
Affiliated Funds Sold[1]	526,201
Futures Contracts	(66,367)
Realized Net Gain (Loss)	459,837
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	8,255,173
Futures Contracts	136,983
Change in Unrealized Appreciation (Depreciation)	8,392,156
Net Increase (Decrease) in Net Assets Resulting from Operations	9,704,733
1	Includes $613,571,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	852,740	1,332,204
Realized Net Gain (Loss)	459,837	1,417,350
Change in Unrealized Appreciation (Depreciation)	8,392,156	(18,674,595)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,704,733	(15,925,041)
Distributions
Total Distributions	(1,976,114)	(6,285,063)
Capital Share Transactions
Issued	5,304,494	9,880,784
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2035 Fund—Note G	—	47,857,993
Issued in Lieu of Cash Distributions	1,946,585	6,115,959
Redeemed	(4,897,543)	(9,216,559)
Net Increase (Decrease) from Capital Share Transactions	2,353,536	54,638,177
Total Increase (Decrease)	10,082,155	32,428,073
Net Assets
Beginning of Period	70,249,952	37,821,879
End of Period	80,332,107	70,249,952
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$18.50	$27.25	$23.16	$21.60	$21.46	$20.20
Investment Operations
Net Investment Income[1]	.222	.455	.430	.470	.500	.459
Capital Gain Distributions Received[1]	.000[2]	.014	.046	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	2.301	(4.566)	4.244	1.614	.146	1.243
Total from Investment Operations	2.523	(4.097)	4.720	2.084	.646	1.703
Distributions
Dividends from Net Investment Income	(.402)	(.559)	(.409)	(.524)	(.464)	(.410)
Distributions from Realized Capital Gains	(.121)	(4.094)	(.221)	—	(.042)	(.033)
Total Distributions	(.523)	(4.653)	(.630)	(.524)	(.506)	(.443)
Net Asset Value, End of Period	$20.50	$18.50	$27.25	$23.16	$21.60	$21.46
Total Return[3]	13.83%	-18.87%	20.60%	9.71%	3.37%	8.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,332	$70,250	$37,822	$40,597	$37,126	$34,522
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.24%	2.08%	1.64%	2.15%	2.42%	2.19%
Portfolio Turnover Rate	1%[5]	9%[5]	6%	18%	7%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2035 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2035 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2035 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	64,412,790
Gross Unrealized Appreciation	19,070,526
Gross Unrealized Depreciation	(3,161,972)
Net Unrealized Appreciation (Depreciation)	15,908,554
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	266,426	448,756
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2035 Fund—Note G	—	2,113,869
Issued in Lieu of Cash Distributions	101,437	256,327
Redeemed	(247,376)	(408,647)
Net Increase (Decrease) in Shares Outstanding	120,487	2,410,305

Target Retirement 2035 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2035 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2035 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 2,113,869,000 shares of Vanguard Target Retirement 2035 Fund for the 1,603,283,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $47,857,993,000, including $10,559,260,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2035 Fund's net assets of $37,004,381,000, resulting in combined net assets of $84,862,374,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	947,200	NA2	NA2	3	188	19,316	3	950,712
Vanguard Total Bond Market II Index Fund	14,118,599	1,549,480	386,046	2,466	507,468	204,371	—	15,791,967
Vanguard Total International Bond II Index Fund	6,157,142	615,792	132,615	(5,023)	184,686	44,614	—	6,819,982
Vanguard Total International Stock Index Fund	19,557,677	399,049	858,226	9,667	4,013,417	304,722	—	23,121,584
Vanguard Total Stock Market Index Fund	29,457,311	780,121	712,157	519,088	3,549,414	279,717	—	33,593,777
Total	70,237,929	3,344,442	2,089,044	526,201	8,255,173	852,740	3	80,278,022
1	Includes $1,539,770,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Target Retirement 2040 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	46.9%
Vanguard Total International Stock Index Fund Investor Shares	31.8
Vanguard Total Bond Market II Index Fund Investor Shares	15.0
Vanguard Total International Bond II Index Fund Institutional Shares	6.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2040 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (46.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	173,879,554	32,409,409
International Stock Fund (31.3%)
	Vanguard Total International Stock Index Fund Investor Shares	1,237,565,430	21,942,035
U.S. Bond Fund (14.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,075,056,931	10,320,547
International Bond Fund (6.3%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	166,625,441	4,378,917
Total Investment Companies (Cost $54,837,352)			69,050,908
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $900,967)	9,011,983	901,108
Total Investments (99.9%) (Cost $55,738,319)			69,952,016
Other Assets and Liabilities—Net (0.1%)			39,905
Net Assets (100%)			69,991,921
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	4,049	465,319	12,557
E-mini S&P 500 Index	June 2023	2,221	459,497	26,605
				39,162

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $55,738,319)	69,952,016
Cash Collateral Pledged—Futures Contracts	33,995
Receivables for Investment Securities Sold	15,000
Receivables for Accrued Income	34,670
Receivables for Capital Shares Issued	97,851
Variation Margin Receivable—Futures Contracts	7,805
Total Assets	70,141,337
Liabilities
Payables for Investment Securities Purchased	77,297
Payables for Capital Shares Redeemed	72,119
Total Liabilities	149,416
Net Assets	69,991,921
At March 31, 2023, net assets consisted of:

Paid-in Capital	55,081,024
Total Distributable Earnings (Loss)	14,910,897
Net Assets	69,991,921

Net Assets
Applicable to 1,938,439,894 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,991,921
Net Asset Value Per Share	$36.11
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	735,755
Net Investment Income—Note B	735,755
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	507,296
Futures Contracts	(56,391)
Realized Net Gain (Loss)	450,907
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	7,669,613
Futures Contracts	119,654
Change in Unrealized Appreciation (Depreciation)	7,789,267
Net Increase (Decrease) in Net Assets Resulting from Operations	8,975,929
1	Includes $624,480,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	735,755	1,122,991
Realized Net Gain (Loss)	450,907	1,265,818
Change in Unrealized Appreciation (Depreciation)	7,789,267	(16,607,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,975,929	(14,218,629)
Distributions
Total Distributions	(1,648,245)	(5,068,358)
Capital Share Transactions
Issued	4,979,493	9,029,706
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2040 Fund—Note G	—	44,528,150
Issued in Lieu of Cash Distributions	1,625,528	4,930,722
Redeemed	(4,304,109)	(7,921,967)
Net Increase (Decrease) from Capital Share Transactions	2,300,912	50,566,611
Total Increase (Decrease)	9,628,596	31,279,624
Net Assets
Beginning of Period	60,363,325	29,083,701
End of Period	69,991,921	60,363,325
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$32.25	$48.29	$40.07	$37.27	$37.26	$34.73
Investment Operations
Net Investment Income[1]	.389	.797	.764	.799	.850	.786
Capital Gain Distributions Received[1]	.000[2]	.017	.057	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	4.357	(8.162)	8.312	2.892	(.005)	2.441
Total from Investment Operations	4.746	(7.348)	9.133	3.691	.845	3.228
Distributions
Dividends from Net Investment Income	(.714)	(1.003)	(.719)	(.891)	(.779)	(.684)
Distributions from Realized Capital Gains	(.172)	(7.689)	(.194)	—	(.056)	(.014)
Total Distributions	(.886)	(8.692)	(.913)	(.891)	(.835)	(.698)
Net Asset Value, End of Period	$36.11	$32.25	$48.29	$40.07	$37.27	$37.26
Total Return[3]	14.91%	-19.42%	23.00%	9.96%	2.63%	9.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,992	$60,363	$29,084	$32,404	$29,043	$26,445
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.08%	1.66%	2.12%	2.38%	2.17%
Portfolio Turnover Rate	1%[5]	7%[5]	5%	13%	5%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2040 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Target Retirement 2040 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2040 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	55,858,854
Gross Unrealized Appreciation	16,464,349
Gross Unrealized Depreciation	(2,332,025)
Net Unrealized Appreciation (Depreciation)	14,132,324
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	142,305	233,751
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2040 Fund—Note G	—	1,117,955
Issued in Lieu of Cash Distributions	48,264	117,203
Redeemed	(123,766)	(199,582)
Net Increase (Decrease) in Shares Outstanding	66,803	1,269,327

Target Retirement 2040 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2040 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2040 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 1,117,955,000 shares of Vanguard Target Retirement 2040 Fund for the 1,441,507,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $44,528,150,000, including $10,288,799,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2040 Fund's net assets of $28,598,081,000, resulting in combined net assets of $73,126,231,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	814,453	NA2	NA2	4	163	17,214	2	901,108
Vanguard Total Bond Market II Index Fund	8,996,887	1,352,318	355,739	(10,668)	337,749	131,044	—	10,320,547
Vanguard Total International Bond II Index Fund	3,880,069	476,027	91,432	(1,037)	115,290	28,403	—	4,378,917
Vanguard Total International Stock Index Fund	18,622,532	496,401	1,018,492	(13,957)	3,855,551	291,427	—	21,942,035
Vanguard Total Stock Market Index Fund	28,037,857	1,157,164	679,426	532,954	3,360,860	267,667	—	32,409,409
Total	60,351,798	3,481,910	2,145,089	507,296	7,669,613	735,755	2	69,952,016
1	Includes $1,437,150,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund, and Vanguard Target Retirement 2040 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3082 052023

Semiannual Report  |  March 31, 2023
Vanguard Target Retirement Funds
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund
Vanguard Target Retirement 2070 Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement 2045 Fund	$1,000.00	$1,159.50	$0.43
Target Retirement 2050 Fund	$1,000.00	$1,164.80	$0.43
Target Retirement 2055 Fund	$1,000.00	$1,164.90	$0.43
Target Retirement 2060 Fund	$1,000.00	$1,164.90	$0.43
Target Retirement 2065 Fund	$1,000.00	$1,165.00	$0.43
Target Retirement 2070 Fund	$1,000.00	$1,164.70	$0.43
Based on Hypothetical 5% Yearly Return
Target Retirement 2045 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2050 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2055 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2060 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2065 Fund	$1,000.00	$1,024.53	$0.40
Target Retirement 2070 Fund	$1,000.00	$1,024.53	$0.40
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, and 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Target Retirement 2045 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	51.6%
Vanguard Total International Stock Index Fund Investor Shares	34.7
Vanguard Total Bond Market II Index Fund Investor Shares	9.6
Vanguard Total International Bond II Index Fund Institutional Shares	4.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Target Retirement 2045 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (50.9%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	179,778,210	33,508,860
International Stock Fund (34.2%)
	Vanguard Total International Stock Index Fund Investor Shares	1,272,012,893	22,552,789
U.S. Bond Fund (9.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	653,648,516	6,275,026
International Bond Fund (4.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	100,349,691	2,637,190
Total Investment Companies (Cost $49,975,891)			64,973,865
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $890,110)	8,903,334	890,244
Total Investments (99.9%) (Cost $50,866,001)			65,864,109
Other Assets and Liabilities—Net (0.1%)			57,646
Net Assets (100%)			65,921,755
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	4,138	475,547	12,424
E-mini S&P 500 Index	June 2023	2,103	435,084	24,917
				37,341

See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $50,866,001)	65,864,109
Cash Collateral Pledged—Futures Contracts	32,870
Receivables for Investment Securities Sold	22,000
Receivables for Accrued Income	22,296
Receivables for Capital Shares Issued	115,758
Variation Margin Receivable—Futures Contracts	7,495
Total Assets	66,064,528
Liabilities
Payables for Investment Securities Purchased	93,267
Payables for Capital Shares Redeemed	49,506
Total Liabilities	142,773
Net Assets	65,921,755
At March 31, 2023, net assets consisted of:

Paid-in Capital	50,180,897
Total Distributable Earnings (Loss)	15,740,858
Net Assets	65,921,755

Net Assets
Applicable to 2,712,988,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,921,755
Net Asset Value Per Share	$24.30
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2045 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	684,712
Net Investment Income—Note B	684,712
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	573,505
Futures Contracts	(51,828)
Realized Net Gain (Loss)	521,679
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	7,597,022
Futures Contracts	112,138
Change in Unrealized Appreciation (Depreciation)	7,709,160
Net Increase (Decrease) in Net Assets Resulting from Operations	8,915,551
1	Includes $682,804,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	684,712	1,059,647
Realized Net Gain (Loss)	521,679	1,194,719
Change in Unrealized Appreciation (Depreciation)	7,709,160	(15,908,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,915,551	(13,654,216)
Distributions
Total Distributions	(1,622,229)	(3,956,957)
Capital Share Transactions
Issued	4,964,893	8,673,949
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2045 Fund—Note G	—	38,974,576
Issued in Lieu of Cash Distributions	1,597,470	3,853,831
Redeemed	(3,855,248)	(6,887,917)
Net Increase (Decrease) from Capital Share Transactions	2,707,115	44,614,439
Total Increase (Decrease)	10,000,437	27,003,266
Net Assets
Beginning of Period	55,921,318	28,918,052
End of Period	65,921,755	55,921,318
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.54	$31.04	$25.22	$23.38	$23.49	$21.80
Investment Operations
Net Investment Income[1]	.260	.536	.495	.492	.527	.492
Capital Gain Distributions Received[1]	.000[2]	.007	.020	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.128	(5.672)	5.840	1.900	(.128)	1.636
Total from Investment Operations	3.388	(5.129)	6.355	2.392	.399	2.128
Distributions
Dividends from Net Investment Income	(.486)	(.629)	(.452)	(.552)	(.483)	(.428)
Distributions from Realized Capital Gains	(.142)	(3.742)	(.083)	—	(.026)	(.010)
Total Distributions	(.628)	(4.371)	(.535)	(.552)	(.509)	(.438)
Net Asset Value, End of Period	$24.30	$21.54	$31.04	$25.22	$23.38	$23.49
Total Return[3]	15.95%	-19.93%	25.42%	10.27%	2.06%	9.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,922	$55,921	$28,918	$30,205	$26,670	$24,330
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.09%	1.68%	2.08%	2.35%	2.16%
Portfolio Turnover Rate	1%[5]	5%[5]	4%	9%	4%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2045 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9

Target Retirement 2045 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
10

Target Retirement 2045 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	50,949,638
Gross Unrealized Appreciation	16,605,675
Gross Unrealized Depreciation	(1,653,863)
Net Unrealized Appreciation (Depreciation)	14,951,812
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	211,078	336,528
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2045 Fund—Note G	—	1,452,108
Issued in Lieu of Cash Distributions	70,747	135,603
Redeemed	(165,139)	(259,692)
Net Increase (Decrease) in Shares Outstanding	116,686	1,664,547
11

Target Retirement 2045 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2045 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2045 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 1,452,108,000 shares of Vanguard Target Retirement 2045 Fund for the 1,222,157,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $38,974,576,000, including $9,546,130,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2045 Fund's net assets of $28,598,689,000, resulting in combined net assets of $67,573,265,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	760,294	NA2	NA2	13	145	15,672	2	890,244
Vanguard Total Bond Market II Index Fund	5,283,074	1,064,914	268,988	(7,336)	203,362	79,101	—	6,275,026
Vanguard Total International Bond II Index Fund	2,357,925	278,236	67,304	(1,736)	70,069	17,065	—	2,637,190
Vanguard Total International Stock Index Fund	18,989,256	786,878	1,151,815	(6,613)	3,935,083	297,839	—	22,552,789
Vanguard Total Stock Market Index Fund	28,525,761	1,752,757	747,198	589,177	3,388,363	275,035	—	33,508,860
Total	55,916,310	3,882,785	2,235,305	573,505	7,597,022	684,712	2	65,864,109
1	Includes $1,443,010,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
12

Target Retirement 2050 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	36.3
Vanguard Total Bond Market II Index Fund Investor Shares	6.8
Vanguard Total International Bond II Index Fund Institutional Shares	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
13

Target Retirement 2050 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (53.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	153,297,695	28,573,158
International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	1,083,650,581	19,213,125
U.S. Bond Fund (6.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	374,389,240	3,594,136
International Bond Fund (2.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	55,697,025	1,463,718
Total Investment Companies (Cost $42,369,319)			52,844,137
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $699,390)	6,995,786	699,509
Total Investments (99.9%) (Cost $43,068,709)			53,543,646
Other Assets and Liabilities—Net (0.1%)			46,166
Net Assets (100%)			53,589,812
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	3,048	350,282	9,078
E-mini S&P 500 Index	June 2023	1,740	359,984	21,108
				30,186

See accompanying Notes, which are an integral part of the Financial Statements.
14

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $43,068,709)	53,543,646
Cash Collateral Pledged—Futures Contracts	26,353
Receivables for Investment Securities Sold	10,000
Receivables for Accrued Income	13,497
Receivables for Capital Shares Issued	119,774
Variation Margin Receivable—Futures Contracts	6,072
Total Assets	53,719,342
Liabilities
Payables for Investment Securities Purchased	86,685
Payables for Capital Shares Redeemed	42,845
Total Liabilities	129,530
Net Assets	53,589,812
At March 31, 2023, net assets consisted of:

Paid-in Capital	42,459,025
Total Distributable Earnings (Loss)	11,130,787
Net Assets	53,589,812

Net Assets
Applicable to 1,329,605,573 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,589,812
Net Asset Value Per Share	$40.31
See accompanying Notes, which are an integral part of the Financial Statements.
15

Target Retirement 2050 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	549,959
Net Investment Income—Note B	549,959
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold[1]	513,932
Futures Contracts	(41,510)
Realized Net Gain (Loss)	472,423
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	6,263,477
Futures Contracts	89,392
Change in Unrealized Appreciation (Depreciation)	6,352,869
Net Increase (Decrease) in Net Assets Resulting from Operations	7,375,251
1	Includes $645,682,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	549,959	834,943
Realized Net Gain (Loss)	472,423	731,107
Change in Unrealized Appreciation (Depreciation)	6,352,869	(12,598,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,375,251	(11,032,725)
Distributions
Total Distributions	(1,134,128)	(2,514,988)
Capital Share Transactions
Issued	4,993,095	8,252,573
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2050 Fund—Note G	—	31,731,807
Issued in Lieu of Cash Distributions	1,115,771	2,439,402
Redeemed	(3,496,408)	(5,723,074)
Net Increase (Decrease) from Capital Share Transactions	2,612,458	36,700,708
Total Increase (Decrease)	8,853,581	23,152,995
Net Assets
Beginning of Period	44,736,231	21,583,236
End of Period	53,589,812	44,736,231
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$35.44	$50.09	$40.60	$37.63	$37.80	$35.07
Investment Operations
Net Investment Income[1]	.429	.884	.798	.793	.851	.794
Capital Gain Distributions Received[1]	.000[2]	.009	.031	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	5.342	(9.524)	9.498	3.053	(.204)	2.629
Total from Investment Operations	5.771	(8.631)	10.327	3.846	.647	3.424
Distributions
Dividends from Net Investment Income	(.805)	(1.026)	(.741)	(.876)	(.789)	(.684)
Distributions from Realized Capital Gains	(.096)	(4.993)	(.096)	—	(.028)	(.010)
Total Distributions	(.901)	(6.019)	(.837)	(.876)	(.817)	(.694)
Net Asset Value, End of Period	$40.31	$35.44	$50.09	$40.60	$37.63	$37.80
Total Return[3]	16.48%	-20.18%	25.65%	10.26%	2.07%	9.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,590	$44,736	$21,583	$22,979	$19,470	$16,804
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.10%	1.68%	2.08%	2.36%	2.16%
Portfolio Turnover Rate	2%[5]	4%[5]	4%	9%	3%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2050 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
19

Target Retirement 2050 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
20

Target Retirement 2050 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	43,188,416
Gross Unrealized Appreciation	11,716,963
Gross Unrealized Depreciation	(1,331,547)
Net Unrealized Appreciation (Depreciation)	10,385,416
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	128,300	194,700
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2050 Fund—Note G	—	715,647
Issued in Lieu of Cash Distributions	29,841	51,935
Redeemed	(90,701)	(131,023)
Net Increase (Decrease) in Shares Outstanding	67,440	831,259
21

Target Retirement 2050 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2050 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2050 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 715,647,000 shares of Vanguard Target Retirement 2050 Fund for the 990,381,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $31,731,807,000, including $7,205,789,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2050 Fund's net assets of $21,438,369,000, resulting in combined net assets of $53,170,176,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	595,970	NA2	NA2	17	107	12,117	1	699,509
Vanguard Total Bond Market II Index Fund	3,147,317	632,016	297,502	(23,875)	136,180	46,018	—	3,594,136
Vanguard Total International Bond II Index Fund	1,437,305	71,819	85,610	(10,033)	50,237	9,802	—	1,463,718
Vanguard Total International Stock Index Fund	15,922,776	1,014,408	1,028,378	(13,766)	3,318,085	249,695	—	19,213,125
Vanguard Total Stock Market Index Fund	23,619,117	2,364,571	730,987	561,589	2,758,868	232,327	—	28,573,158
Total	44,722,485	4,082,814	2,142,477	513,932	6,263,477	549,959	1	53,543,646
1	Includes $1,353,680,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
22

Target Retirement 2055 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	36.3
Vanguard Total Bond Market II Index Fund Investor Shares	6.8
Vanguard Total International Bond II Index Fund Institutional Shares	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
23

Target Retirement 2055 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (53.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	97,121,443	18,102,466
International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	686,444,167	12,170,655
U.S. Bond Fund (6.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	236,460,541	2,270,021
International Bond Fund (2.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	35,208,394	925,277
Total Investment Companies (Cost $28,899,075)			33,468,419
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $423,037)	4,231,623	423,120
Total Investments (99.9%) (Cost $29,322,112)			33,891,539
Other Assets and Liabilities—Net (0.1%)			37,275
Net Assets (100%)			33,928,814
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	1,822	209,388	5,563
E-mini S&P 500 Index	June 2023	1,067	220,749	12,944
				18,507

See accompanying Notes, which are an integral part of the Financial Statements.
24

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $29,322,112)	33,891,539
Cash Collateral Pledged—Futures Contracts	16,059
Receivables for Investment Securities Sold	8,000
Receivables for Accrued Income	8,471
Receivables for Capital Shares Issued	105,842
Variation Margin Receivable—Futures Contracts	3,707
Total Assets	34,033,618
Liabilities
Payables for Investment Securities Purchased	88,775
Payables for Capital Shares Redeemed	16,029
Total Liabilities	104,804
Net Assets	33,928,814
At March 31, 2023, net assets consisted of:

Paid-in Capital	28,932,298
Total Distributable Earnings (Loss)	4,996,516
Net Assets	33,928,814

Net Assets
Applicable to 754,552,840 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,928,814
Net Asset Value Per Share	$44.97
See accompanying Notes, which are an integral part of the Financial Statements.
25

Target Retirement 2055 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	343,243
Net Investment Income—Note B	343,243
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold[1]	337,478
Futures Contracts	(26,567)
Realized Net Gain (Loss)	310,912
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,877,028
Futures Contracts	55,114
Change in Unrealized Appreciation (Depreciation)	3,932,142
Net Increase (Decrease) in Net Assets Resulting from Operations	4,586,297
1	Includes $390,952,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	343,243	502,651
Realized Net Gain (Loss)	310,912	336,184
Change in Unrealized Appreciation (Depreciation)	3,932,142	(7,551,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,586,297	(6,712,187)
Distributions
Total Distributions	(648,929)	(1,181,452)
Capital Share Transactions
Issued	4,183,636	6,339,068
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2055 Fund—Note G	—	19,001,359
Issued in Lieu of Cash Distributions	638,184	1,145,310
Redeemed	(2,400,408)	(3,538,531)
Net Increase (Decrease) from Capital Share Transactions	2,421,412	22,947,206
Total Increase (Decrease)	6,358,780	15,053,567
Net Assets
Beginning of Period	27,570,034	12,516,467
End of Period	33,928,814	27,570,034
See accompanying Notes, which are an integral part of the Financial Statements.
27

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$39.46	$54.38	$44.08	$40.84	$40.95	$37.98
Investment Operations
Net Investment Income[1]	.479	.981	.868	.862	.929	.868
Capital Gain Distributions Received[1]	.000[2]	.010	.034	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	5.954	(10.672)	10.295	3.307	(.209)	2.819
Total from Investment Operations	6.433	(9.681)	11.197	4.169	.720	3.688
Distributions
Dividends from Net Investment Income	(.885)	(1.099)	(.791)	(.929)	(.830)	(.718)
Distributions from Realized Capital Gains	(.038)	(4.140)	(.106)	—	—	—
Total Distributions	(.923)	(5.239)	(.897)	(.929)	(.830)	(.718)
Net Asset Value, End of Period	$44.97	$39.46	$54.38	$44.08	$40.84	$40.95
Total Return[3]	16.49%	-20.17%	25.61%	10.25%	2.09%	9.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,929	$27,570	$12,516	$12,901	$10,202	$8,011
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.10%	1.68%	2.09%	2.37%	2.18%
Portfolio Turnover Rate	1%[5]	4%[5]	6%	8%	3%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2055 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
29

Target Retirement 2055 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

Target Retirement 2055 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,390,140
Gross Unrealized Appreciation	5,486,099
Gross Unrealized Depreciation	(966,193)
Net Unrealized Appreciation (Depreciation)	4,519,906
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	96,458	135,178
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2055 Fund—Note G	—	384,955
Issued in Lieu of Cash Distributions	15,301	21,903
Redeemed	(55,876)	(73,546)
Net Increase (Decrease) in Shares Outstanding	55,883	468,490
31

Target Retirement 2055 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2055 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2055 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 384,955,000 shares of Vanguard Target Retirement 2055 Fund for the 590,471,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $19,001,359,000, including $3,713,220,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2055 Fund's net assets of $12,651,876,000, resulting in combined net assets of $31,653,235,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	374,454	NA2	NA2	13	64	7,713	1	423,120
Vanguard Total Bond Market II Index Fund	1,931,971	440,669	172,737	(12,613)	82,731	28,764	—	2,270,021
Vanguard Total International Bond II Index Fund	872,382	72,700	44,688	(3,422)	28,305	6,071	—	925,277
Vanguard Total International Stock Index Fund	9,834,856	866,114	583,528	16,454	2,036,759	155,215	—	12,170,655
Vanguard Total Stock Market Index Fund	14,550,078	2,026,654	540,481	337,046	1,729,169	145,480	—	18,102,466
Total	27,563,741	3,406,137	1,341,434	337,478	3,877,028	343,243	1	33,891,539
1	Includes $989,620,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
32

Target Retirement 2060 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	36.4
Vanguard Total Bond Market II Index Fund Investor Shares	6.7
Vanguard Total International Bond II Index Fund Institutional Shares	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
33

Target Retirement 2060 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.6%)
U.S. Stock Fund (53.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	50,191,642	9,355,220
International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	354,862,914	6,291,719
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	120,534,634	1,157,133
International Bond Fund (2.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	18,190,289	478,041
Total Investment Companies (Cost $15,551,716)			17,282,113
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $226,367)	2,264,338	226,411
Total Investments (99.9%) (Cost $15,778,083)			17,508,524
Other Assets and Liabilities—Net (0.1%)			20,114
Net Assets (100%)			17,528,638
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	1,009	115,956	3,120
E-mini S&P 500 Index	June 2023	557	115,237	6,757
				9,877

See accompanying Notes, which are an integral part of the Financial Statements.
34

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $15,778,083)	17,508,524
Cash	250
Cash Collateral Pledged—Futures Contracts	8,515
Receivables for Investment Securities Sold	7,000
Receivables for Accrued Income	4,375
Receivables for Capital Shares Issued	63,654
Variation Margin Receivable—Futures Contracts	1,955
Total Assets	17,594,273
Liabilities
Payables for Investment Securities Purchased	47,603
Payables for Capital Shares Redeemed	18,032
Total Liabilities	65,635
Net Assets	17,528,638
At March 31, 2023, net assets consisted of:

Paid-in Capital	15,621,998
Total Distributable Earnings (Loss)	1,906,640
Net Assets	17,528,638

Net Assets
Applicable to 423,265,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,528,638
Net Asset Value Per Share	$41.41
See accompanying Notes, which are an integral part of the Financial Statements.
35

Target Retirement 2060 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	174,358
Net Investment Income—Note B	174,358
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold[1]	136,031
Futures Contracts	(11,898)
Realized Net Gain (Loss)	124,134
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,984,175
Futures Contracts	27,866
Change in Unrealized Appreciation (Depreciation)	2,012,041
Net Increase (Decrease) in Net Assets Resulting from Operations	2,310,533
1	Includes $150,939,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	174,358	249,498
Realized Net Gain (Loss)	124,134	135,724
Change in Unrealized Appreciation (Depreciation)	2,012,041	(3,659,743)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,310,533	(3,274,521)
Distributions
Total Distributions	(313,854)	(376,437)
Capital Share Transactions
Issued	2,809,002	4,239,542
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2060 Fund—Note G	—	7,948,750
Issued in Lieu of Cash Distributions	307,568	363,769
Redeemed	(1,264,167)	(1,879,595)
Net Increase (Decrease) from Capital Share Transactions	1,852,403	10,672,466
Total Increase (Decrease)	3,849,082	7,021,508
Net Assets
Beginning of Period	13,679,556	6,658,048
End of Period	17,528,638	13,679,556
See accompanying Notes, which are an integral part of the Financial Statements.
37

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$36.30	$48.04	$38.95	$36.07	$36.16	$33.51
Investment Operations
Net Investment Income[1]	.442	.903	.773	.762	.822	.768
Capital Gain Distributions Received[1]	.000[2]	.009	.029	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.481	(9.930)	9.085	2.922	(.192)	2.495
Total from Investment Operations	5.923	(9.018)	9.887	3.684	.630	3.263
Distributions
Dividends from Net Investment Income	(.813)	(.936)	(.684)	(.804)	(.717)	(.613)
Distributions from Realized Capital Gains	—	(1.786)	(.113)	—	(.003)	—
Total Distributions	(.813)	(2.722)	(.797)	(.804)	(.720)	(.613)
Net Asset Value, End of Period	$41.41	$36.30	$48.04	$38.95	$36.07	$36.16
Total Return[3]	16.49%	-20.16%	25.60%	10.25%	2.07%	9.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,529	$13,680	$6,658	$6,027	$4,359	$3,240
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.10%	1.69%	2.09%	2.37%	2.19%
Portfolio Turnover Rate	1%[5]	3%[5]	8%	6%	2%	3%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2060 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
39

Target Retirement 2060 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
40

Target Retirement 2060 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,797,363
Gross Unrealized Appreciation	2,262,364
Gross Unrealized Depreciation	(541,326)
Net Unrealized Appreciation (Depreciation)	1,721,038
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	70,356	98,649
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2060 Fund—Note G	—	175,083
Issued in Lieu of Cash Distributions	8,008	7,561
Redeemed	(31,904)	(43,088)
Net Increase (Decrease) in Shares Outstanding	46,460	238,205
41

Target Retirement 2060 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2060 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2060 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 175,083,000 shares of Vanguard Target Retirement 2060 Fund for the 246,473,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $7,948,750,000, including $1,257,329,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2060 Fund's net assets of $6,986,111,000, resulting in combined net assets of $14,934,861,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	180,773	NA2	NA2	3	36	4,150	1	226,411
Vanguard Total Bond Market II Index Fund	951,772	242,695	72,917	(2,470)	38,053	14,516	—	1,157,133
Vanguard Total International Bond II Index Fund	434,124	52,359	20,917	(1,295)	13,770	3,084	—	478,041
Vanguard Total International Stock Index Fund	4,891,871	588,401	219,998	11,841	1,019,604	78,440	—	6,291,719
Vanguard Total Stock Market Index Fund	7,207,187	1,339,866	232,497	127,952	912,712	74,168	—	9,355,220
Total	13,665,727	2,223,321	546,329	136,031	1,984,175	174,358	1	17,508,524
1	Includes $430,550,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
42

Target Retirement 2065 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	36.4
Vanguard Total Bond Market II Index Fund Investor Shares	6.5
Vanguard Total International Bond II Index Fund Institutional Shares	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
43

Target Retirement 2065 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.5%)
U.S. Stock Fund (53.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	12,348,150	2,301,572
International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	87,295,669	1,547,751
U.S. Bond Fund (6.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	28,873,380	277,184
International Bond Fund (2.8%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	4,622,941	121,491
Total Investment Companies (Cost $4,119,103)			4,247,998
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $61,806)	618,208	61,815
Total Investments (99.9%) (Cost $4,180,909)			4,309,813
Other Assets and Liabilities—Net (0.1%)			2,833
Net Assets (100%)			4,312,646
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	279	32,063	842
E-mini S&P 500 Index	June 2023	136	28,137	1,583
				2,425

See accompanying Notes, which are an integral part of the Financial Statements.
44

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,180,909)	4,309,813
Cash Collateral Pledged—Futures Contracts	2,160
Receivables for Accrued Income	1,047
Receivables for Capital Shares Issued	18,796
Variation Margin Receivable—Futures Contracts	489
Total Assets	4,332,305
Liabilities
Payables for Investment Securities Purchased	16,999
Payables for Capital Shares Redeemed	2,660
Total Liabilities	19,659
Net Assets	4,312,646
At March 31, 2023, net assets consisted of:

Paid-in Capital	4,165,902
Total Distributable Earnings (Loss)	146,744
Net Assets	4,312,646

Net Assets
Applicable to 158,969,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,312,646
Net Asset Value Per Share	$27.13
See accompanying Notes, which are an integral part of the Financial Statements.
45

Target Retirement 2065 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	41,218
Net Investment Income—Note B	41,218
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	13,580
Futures Contracts	(3,556)
Realized Net Gain (Loss)	10,024
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	485,491
Futures Contracts	6,506
Change in Unrealized Appreciation (Depreciation)	491,997
Net Increase (Decrease) in Net Assets Resulting from Operations	543,239
1	Includes $19,711,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
46

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,218	55,399
Realized Net Gain (Loss)	10,024	17,341
Change in Unrealized Appreciation (Depreciation)	491,997	(799,170)
Net Increase (Decrease) in Net Assets Resulting from Operations	543,239	(726,430)
Distributions
Total Distributions	(70,815)	(30,464)
Capital Share Transactions
Issued	1,004,686	1,578,131
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2065 Fund—Note G	—	1,399,373
Issued in Lieu of Cash Distributions	68,514	28,723
Redeemed	(366,058)	(546,565)
Net Increase (Decrease) from Capital Share Transactions	707,142	2,459,662
Total Increase (Decrease)	1,179,566	1,702,768
Net Assets
Beginning of Period	3,133,080	1,430,312
End of Period	4,312,646	3,133,080
See accompanying Notes, which are an integral part of the Financial Statements.
47

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.76	$30.31	$24.52	$22.69	$22.64	$20.79
Investment Operations
Net Investment Income[1]	.289	.594	.500	.485	.529	.524
Capital Gain Distributions Received[1]	.000[2]	.005	.017	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.591	(6.543)	5.712	1.802	(.116)	1.496
Total from Investment Operations	3.880	(5.944)	6.229	2.287	.413	2.020
Distributions
Dividends from Net Investment Income	(.510)	(.535)	(.400)	(.457)	(.363)	(.170)
Distributions from Realized Capital Gains	—	(.071)	(.039)	—	.000[2]	—
Total Distributions	(.510)	(.606)	(.439)	(.457)	(.363)	(.170)
Net Asset Value, End of Period	$27.13	$23.76	$30.31	$24.52	$22.69	$22.64
Total Return[3]	16.50%	-20.10%	25.59%	10.11%	2.09%	9.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,313	$3,133	$1,430	$864	$420	$202
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.09%[4]	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.13%	1.72%	2.11%	2.42%	2.37%
Portfolio Turnover Rate	1%[5]	2%[5]	5%	6%	2%	1%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2065 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis. See Note G.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
49

Target Retirement 2065 Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
50

Target Retirement 2065 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,190,764
Gross Unrealized Appreciation	302,113
Gross Unrealized Depreciation	(180,639)
Net Unrealized Appreciation (Depreciation)	121,474
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	38,407	56,194
Issued in Connection with Acquisition of Vanguard Institutional Target Retirement 2065 Fund—Note G	—	47,117
Issued in Lieu of Cash Distributions	2,723	913
Redeemed	(14,032)	(19,535)
Net Increase (Decrease) in Shares Outstanding	27,098	84,689
51

Target Retirement 2065 Fund
G.  On February 11, 2022, the Vanguard Target Retirement 2065 Fund acquired all the net assets of Vanguard Institutional Target Retirement 2065 Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the funds' board of trustees in September 2021. The acquisition was accomplished by a tax-free exchange of 47,117,000 shares of Vanguard Target Retirement 2065 Fund for the 47,101,000 shares of the Acquired Fund outstanding on February 11, 2022. The Acquired Fund's net assets of $1,399,373,000, including $146,955,000 of unrealized appreciation, were combined with Vanguard Target Retirement 2065 Fund's net assets of $1,667,328,000, resulting in combined net assets of $3,066,701,000 on February 11, 2022.
H.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	40,909	NA2	NA2	4	5	898	—	61,815
Vanguard Total Bond Market II Index Fund	216,733	65,310	13,187	(371)	8,699	3,347	—	277,184
Vanguard Total International Bond II Index Fund	99,330	23,878	4,785	(274)	3,342	776	—	121,491
Vanguard Total International Stock Index Fund	1,120,260	225,431	39,424	2,048	239,436	18,349	—	1,547,751
Vanguard Total Stock Market Index Fund	1,652,773	466,328	63,711	12,173	234,009	17,848	—	2,301,572
Total	3,130,005	780,947	121,107	13,580	485,491	41,218	—	4,309,813
1	Includes $81,610,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
52

Target Retirement 2070 Fund
Underlying Vanguard Funds
As of March 31, 2023
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	35.9
Vanguard Total Bond Market II Index Fund Investor Shares	7.0
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments.
53

Target Retirement 2070 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.5%)
U.S. Stock Fund (53.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	399,890	74,535
International Stock Fund (35.7%)
	Vanguard Total International Stock Index Fund Investor Shares	2,792,867	49,518
U.S. Bond Fund (7.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,005,689	9,655
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	157,042	4,126
Total Investment Companies (Cost $132,461)			137,834
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.839% (Cost $243)	2,433	243
Total Investments (99.7%) (Cost $132,704)			138,077
Other Assets and Liabilities—Net (0.3%)			431
Net Assets (100%)			138,508
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Target Retirement 2070 Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $132,704)	138,077
Receivables for Accrued Income	28
Receivables for Capital Shares Issued	1,574
Total Assets	139,679
Liabilities
Payables for Investment Securities Purchased	1,149
Payables for Capital Shares Redeemed	22
Total Liabilities	1,171
Net Assets	138,508
At March 31, 2023, net assets consisted of:

Paid-in Capital	133,514
Total Distributable Earnings (Loss)	4,994
Net Assets	138,508

Net Assets
Applicable to 6,487,401 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	138,508
Net Asset Value Per Share	$21.35
See accompanying Notes, which are an integral part of the Financial Statements.
55

Target Retirement 2070 Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	903
Net Investment Income—Note B	903
Realized Net Gain (Loss)
Affiliated Funds Sold	(33)
Futures Contracts	14
Realized Net Gain (Loss)	(19)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	8,284
Net Increase (Decrease) in Net Assets Resulting from Operations	9,168
See accompanying Notes, which are an integral part of the Financial Statements.
56

Target Retirement 2070 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	June 28, 2022[1] to September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	903	134
Realized Net Gain (Loss)	(19)	(771)
Change in Unrealized Appreciation (Depreciation)	8,284	(2,911)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,168	(3,548)
Distributions
Total Distributions	(626)	—
Capital Share Transactions
Issued	111,530	50,855
Issued in Lieu of Cash Distributions	608	—
Redeemed	(14,075)	(15,404)
Net Increase (Decrease) from Capital Share Transactions	98,063	35,451
Total Increase (Decrease)	106,605	31,903
Net Assets
Beginning of Period	31,903	—
End of Period	138,508	31,903
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Target Retirement 2070 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	June 28, 2022[1] to September 30, 2022

Net Asset Value, Beginning of Period	$18.50	$20.00
Investment Operations
Net Investment Income[2]	.241	.113
Capital Gain Distributions Received[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2.791	(1.613)
Total from Investment Operations	3.032	(1.500)
Distributions
Dividends from Net Investment Income	(.182)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.182)	—
Net Asset Value, End of Period	$21.35	$18.50
Total Return[3]	16.47%	-7.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139	$32
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	2.34%	2.15%[4]
Portfolio Turnover Rate	1%	44%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Target Retirement 2070 Fund
Notes to Financial Statements
Vanguard Target Retirement 2070 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2023.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
59

Target Retirement 2070 Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2023, were borne by the underlying Vanguard funds in which the
60

Target Retirement 2070 Fund
fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	133,510
Gross Unrealized Appreciation	5,352
Gross Unrealized Depreciation	(785)
Net Unrealized Appreciation (Depreciation)	4,567
E.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2023	June 28, 2022[1] to September 30, 2022
	Shares (000)	Shares (000)
Issued	5,416	2,487
Issued in Lieu of Cash Distributions	31	—
Redeemed	(685)	(762)
Net Increase (Decrease) in Shares Outstanding	4,762	1,725
1	Inception.
61

Target Retirement 2070 Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	3	—	243
Vanguard Total Bond Market II Index Fund	2,243	7,348	123	(6)	193	76	—	9,655
Vanguard Total International Bond II Index Fund	960	3,120	19	(1)	66	18	—	4,126
Vanguard Total International Stock Index Fund	11,507	34,415	134	(12)	3,742	363	—	49,518
Vanguard Total Stock Market Index Fund	17,193	53,326	253	(14)	4,283	443	—	74,535
Total	31,903	98,209	529	(33)	8,284	903	—	138,077
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
63

The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
64

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2065 Fund, and Vanguard Target Retirement 2070 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
65

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3082B 052023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2023

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.